Subsequent Events (Details) - USD ($)			1 Months Ended
	Aug. 07, 2023	Feb. 06, 2023	Sep. 19, 2023	Mar. 23, 2023	Jan. 17, 2023	Jul. 31, 2023	Jul. 11, 2023	Jul. 10, 2023	Jun. 30, 2023	Mar. 10, 2023	Dec. 31, 2022	Nov. 22, 2022	Apr. 04, 2022
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share)									$ 10			$ 10	$ 10
Common stock outstanding											$ 300,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Value of minimum listed securities				$ 35,000,000
Operating expenses					$ 200,000
Conversion price (in Dollars per share)					$ 10
Shares outstanding (in Shares)					200,000
Non-convertible promissory note		$ 87,500
Additional deposited amount		$ 87,500								$ 87,500
Conversion price per share (in Dollars per share)						$ 10	$ 10
Stockholders shares (in Shares)	570,224
Taxes amount	$ 6,055,325
Number per share (in Dollars per share)	$ 10.62
Public shares	$ 682,148
Common stock outstanding	$ 7,243,869
Forecast [Member]
Subsequent Events (Details) [Line Items]
Minimum amount for compliance period			$ 35,000,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount						$ 11,250	$ 100,000	$ 87,500